Employee Benefits	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Employee Benefits
29	Employee Benefits
The Bank sponsors a number of employee benefit plans, including pensions (defined benefit and defined contribution) and other benefit plans (post-retirement benefits and other long-term employee benefits) for most of its employees globally. The information presented below relates to the Bank’s principal plans; other plans operated by certain subsidiaries of the Bank are not considered material and are not included in these disclosures.
Global pension plans
The principal pension plans include plans in Canada, U.S., Mexico, UK, Ireland, Jamaica, Trinidad & Tobago and other countries in the Caribbean in which the Bank operates. The Bank has a strong and well-defined governance structure to manage these global obligations. The investment policy for each principal plan is reviewed periodically and all plans are in good standing with respect to legislation and local regulations.
Actuarial valuations for funding purposes for the Bank’s funded pension plans are conducted as required by applicable legislation. The purpose of the actuarial valuation is to determine the funded status of the plans on a going-concern and statutory basis and to determine the required contributions. The plans are funded in accordance with applicable pension legislation and the Bank’s funding policies such that future benefit promises based on plan provisions are well secured. The assumptions used for the funding valuations are set by independent plan actuaries on the basis of the requirements of the local actuarial standards of practice and statutes.
Scotiabank Pension Plan (Canada)
The most significant pension plan is the Scotiabank Pension Plan (SPP) in Canada, which includes a closed defined benefit (DB) component. Employees hired in Canada on or after May 1, 2018, participate in a defined contribution (DC) component only. As the administrator of the SPP, the Bank has established a well-defined governance structure and policies to maintain compliance with legislative and regulatory requirements under OSFI and the Canada Revenue Agency. The Bank appoints a number of committees to oversee and make decisions related to the administration of the SPP. Certain committees are also responsible for the investment of the assets of the SPP Fund and for monitoring the investment managers and performance.

•
The Human Capital and Compensation Committee (HCOB) of the Board approves the charter of the Pension Administration and Investment Committee (PAIC), reviews reports, and approves the investment policy. The HCOB also reviews and recommends any amendments to the SPP to the Board of Directors.

•
PAIC is responsible for recommending the investment policy to the HCOB, for appointing and monitoring investment managers, and for reviewing auditor and actuary reports. PAIC also monitors the administration of member pension benefits.

•	The Scotiabank Master Trust Committee (MTC) invests assets in accordance with the investment policy and all applicable legislation. The MTC assigns specific mandates to investment managers.
•
The Capital Accumulation Plans (CAP) Committee is responsible for the administration and investment of the DC component of the SPP including the selection and monitoring of investment options available to DC participants.

Actuarial valuations for funding purposes for the SPP are conducted on an annual basis. The most recent funding valuation was conducted as of November 1, 2023. Contributions are being made to the SPP in accordance with this valuation and are shown in the table in b) below. The assumptions used for the funding valuation are set by independent plan actuaries on the basis of the requirements of the Canadian Institute of Actuaries and applicable regulation.
Other benefit plans
The principal other benefit plans include plans in Canada, U.S., Mexico, Uruguay, UK, Jamaica, Trinidad & Tobago, Colombia and other countries in the Caribbean in which the Bank operates. The most significant other benefit plans provided by the Bank are in Canada.

Key assumptions
The financial information reported below in respect of pension and other benefit plans is based on a number of assumptions. The most significant assumption is the discount rate used to determine the defined benefit obligation, which is set by reference to the yields on high quality corporate bonds that have durations that match the terms of the Bank’s obligations. Separate discount rates are used to determine the annual benefit expense in Canada and the U.S. These rates are determined with reference to the yields on high quality corporate bonds with durations that match the various components of the annual benefit expense. The discount rate used to determine the annual benefit expense for all other plans continues to be the same as the rate used to determine the defined benefit obligation. Other assumptions set by management are determined in reference to market conditions, plan-level experience, best practices and future expectations. The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized in the table in f) below.
Risk management
The Bank’s defined benefit pension plans and other benefit plans expose the Bank to a number of risks. Some of the more significant risks include interest rate risk, investment risk, longevity risk and health care cost increases, among others. These risks could result in higher defined benefit expense and a higher defined benefit obligation to the extent that:

•	there is a decline in discount rates; and/or
•	plan assets returns are less than expected; and/or
•	plan members live longer than expected; and/or
•	health care costs are higher than assumed.
In addition to the governance structure and policies in place, the Bank manages risks by regularly monitoring market developments and asset investment performance. The Bank also monitors regulatory and legislative changes along with demographic trends and revisits the investment strategy and/or plan design as warranted.

a)	Relative size of plan obligations and assets

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2024	SPP	Other	International	Canada	International
Percentage of total benefit obligations	72%	15%	13%	50%	50%
Percentage of total plan assets	74%	11%	15%	–%	100%
Percentage of total benefit expense (1)	73%	27%	–%	46%	54%

	Pension plans			Other benefit plans
	Canada
For the year ended October 31, 2023	SPP	Other	International	Canada	International
Percentage of total benefit obligations	71%	15%	14%	48%	52%
Percentage of total plan assets	73%	11%	16%	–%	100%
Percentage of total benefit expense (1)	71%	26%	3%	42%	58%

(1)	Excludes non-routine benefit expense items such as past service costs, curtailment charges and settlement charges.

b)	Cash contributions and payments
The table below shows the cash contributions and payments made by the Bank to its principal plans in 2024, and the prior year.

Contributions to the principal plans for the year ended October 31 ($ millions)	2024	2023
Defined benefit pension plans (cash contributions to fund the plans, including paying beneficiaries under the unfunded pension arrangements)
SPP (excluding DC provision)	$69	$15
All other plans	47	103
Other benefit plans (cash contributions mainly in the form of benefit payments to beneficiaries)	62	64
Defined contribution pension and other benefit plans (cash contributions)	184	159
DC pension contributions funded from pension plan surplus	(54)	(59)
Total contributions (1)	$308	$282

(1)
Based on preliminary estimates, the Bank expects to make contributions of $137 to the SPP (excluding the DC provision), $63 to all other defined benefit pension plans, $67 to other benefit plans and $194 to all defined contribution plans for the year ending October 31, 2025.

c)	Funded and unfunded plans
The excess (deficit) of the fair value of assets over the benefit obligation at the end of the year includes the following amounts for plans that are wholly unfunded and plans that are wholly or partly funded.

	Pension plans		Other benefit plans
As at October 31 ($ millions)	2024	2023	2024	2023
Benefit obligation
Benefit obligation of plans that are wholly unfunded	$362	$339	$930	$873
Benefit obligation of plans that are wholly or partly funded	8,529	7,330	217	241

Funded status
Benefit obligation of plans that are wholly or partly funded	$8,529	$7,330	$217	$241
Fair value of assets	9,260	8,139	84	113
Excess (deficit) of fair value of assets over benefit obligation of wholly or partly funded plans	$731	$809	$(133)	$(128)
Benefit obligation of plans that are wholly unfunded	362	339	930	873
Excess (deficit) of fair value of assets over total benefit obligation	$369	$470	$(1,063)	$(1,001)
Effect of asset limitation and minimum funding requirement	(208)	(55)	–	–
Net asset (liability) at end of year	$161	$415	$(1,063)	$(1,001)

d)	Financial information
The following tables present financial information related to the Bank’s principal plans.

	Pension plans		Other benefit plans
For the year ended October 31 ($ millions)	2024	2023	2024	2023
Change in benefit obligation
Benefit obligation at beginning of year	$7,669	$7,630	$1,114	$1,123
Current service cost	205	218	20	20
Interest cost on benefit obligation	456	428	77	77
Employee contributions	27	26	–	–
Benefits paid	(404)	(406)	(101)	(94)
Actuarial loss (gain)	959	(278)	59	(42)
Past service cost	–	(1)	(1)	(2)
Business acquisition	–	–	–	(1)
Settlements	(2)	–	–	–
Foreign exchange	(19)	52	(21)	33
Benefit obligation at end of year	$8,891	$7,669	$1,147	$1,114

Change in fair value of assets
Fair value of assets at beginning of year	8,139	8,309	113	116
Interest income on fair value of assets	494	480	9	12
Return on plan assets in excess of (less than) interest income on fair value of assets	955	(351)	8	2
Employer contributions	62	59	62	64
Employee contributions	27	26	–	–
Benefits paid	(404)	(406)	(101)	(94)
Administrative expenses	(13)	(12)	–	–
Business acquisition	–	–	–	–
Settlements	(3)	–	–	–
Foreign exchange	3	34	(7)	13
Fair value of assets at end of year	$9,260	$8,139	$84	$113

Funded status
Excess (deficit) of fair value of assets over benefit obligation at end of year	369	470	(1,063)	(1,001)
Effect of asset limitation and minimum funding requirement (1)	(208)	(55)	–	–
Net asset (liability) at end of year	$161	$415	$(1,063)	$(1,001)
Recorded in:
Other assets in the Bank’s Consolidated Statement of Financial Position	684	936	1	2
Other liabilities in the Bank’s Consolidated Statement of Financial Position	(523)	(521)	(1,064)	(1,003)
Net asset (liability) at end of year	$161	$415	$(1,063)	$(1,001)

Annual benefit expense
Current service cost	205	218	20	20
Net interest expense (income)	(32)	(33)	68	65
Administrative expenses	12	13	–	–
Past service costs	–	(1)	(1)	(2)
Amount of settlement (gain) loss recognized	1	–	–	–
Remeasurement of other long-term benefits	–	–	6	(2)
Benefit expense (income) recorded in the Consolidated Statement of Income (A)	$186	$197	$93	$81
Defined contribution benefit expense (B)	$183	$158	$1	$1

Remeasurements
Return on plan assets in excess of interest income on fair value of assets	955	(351)	8	2
Actuarial (loss) gain on benefit obligation	(959)	278	(53)	40
Change in the asset limitation	(146)	139	–	–
Gains (losses) recorded in OCI (C)	$(150)	$66	$(45)	$42
Total benefit cost (A + B - C)	$519	$289	$139	$40
Additional details on actual return on assets and actuarial gains and (losses)
Actual (return) on assets (net of administrative expenses)	$(1,436)	$(117)	$(19)	$(14)
Actuarial gains and (losses) from changes in demographic assumptions	7	(40)	–	7
Actuarial gains and (losses) from changes in financial assumptions	(952)	406	(53)	28
Actuarial gains and (losses) from changes in experience	(14)	(88)	(6)	7

Additional details on fair value of pension plan assets invested
In Scotiabank securities (stock, bonds)	67	57	–	–
In property occupied by Scotiabank	4	4	–	–

Change in asset ceiling/(onerous liability)
Asset ceiling /onerous liability at end of prior year	55	176	–	–
Interest expense	6	19	–	–
Remeasurements	146	(139)	–	–
Foreign exchange	1	(1)	–	–
Asset ceiling /onerous liability at end of year	$208	$55	$–	$–

(1)	The recognized asset is limited by the present value of economic benefits available from a reduction in future contributions to a plan and from the ability to pay plan expenses from the fund.

e)	Maturity profile of the defined benefit obligation
The weighted average duration of the total benefit obligation at October 31, 2024 is 13.6 years (2023 – 12.9 years).

	Pension plans		Other benefit plans
For the year ended October 31	2024	2023	2024	2023
Disaggregation of the benefit obligation (%)
Canada
Active members	51%	48%	3%	3%
Inactive and retired members	49%	52%	97%	97%
Total	100%	100%	100%	100%
Mexico
Active members	28%	27%	32%	35%
Inactive and retired members	72%	73%	68%	65%
Total	100%	100%	100%	100%
United States
Active members	31%	39%	43%	41%
Inactive and retired members	69%	61%	57%	59%
Total	100%	100%	100%	100%

f)	Key assumptions (%)
The key weighted-average assumptions used by the Bank for the measurement of the benefit obligation and benefit expense for all of the Bank’s principal plans are summarized as follows:

	Pension plans		Other benefit plans
For the year ended October 31	2024	2023	2024	2023
Benefit obligation at end of year
Discount rate – all plans	5.22%	6.13%	6.51%	7.36%
Discount rate – Canadian plans only	4.80%	5.70%	4.69%	5.80%
Rate of increase in future compensation (1)	3.85%	3.96%	4.37%	4.61%
Benefit expense (income) for the year
Discount rate – All plans
Discount rate for defined benefit obligations	6.13%	5.77%	7.36%	7.01%
Discount rate for net interest cost	6.13%	5.76%	7.36%	6.96%
Discount rate for service cost	6.06%	5.80%	7.31%	7.09%
Discount rate for interest on service cost	6.07%	5.71%	7.27%	7.09%
Discount rate – Canadian plans only
Discount rate for defined benefit obligations	5.70%	5.41%	5.80%	5.40%
Discount rate for net interest cost	5.70%	5.40%	5.80%	5.31%
Discount rate for service cost	5.60%	5.41%	5.62%	5.49%
Discount rate for interest on service cost	5.61%	5.30%	5.53%	5.49%
Rate of increase in future compensation (1)	3.96%	3.90%	4.61%	4.67%
Health care cost trend rates at end of year
Initial rate	n/a	n/a	5.72%	5.68%
Ultimate rate	n/a	n/a	4.71%	4.93%
Year ultimate rate reached	n/a	n/a	2041	2040
Assumed life expectancy in Canada (years)
Life expectancy at 65 for current pensioners – male	23.6	23.6	23.6	23.6
Life expectancy at 65 for current pensioners – female	24.7	24.7	24.7	24.7
Life expectancy at 65, for future pensioners currently aged 45 – male	24.5	24.5	24.5	24.5
Life expectancy at 65, for future pensioners currently aged 45 – female	25.6	25.6	25.6	25.6
Assumed life expectancy in Mexico (years)
Life expectancy at 65 for current pensioners – male	21.6	21.6	21.6	21.6
Life expectancy at 65 for current pensioners – female	24.0	23.9	24.0	23.9
Life expectancy at 65, for future pensioners currently aged 45 – male	21.7	21.6	21.7	21.6
Life expectancy at 65, for future pensioners currently aged 45 – female	24.0	24.0	24.0	24.0
Assumed life expectancy in United States (years)
Life expectancy at 65 for current pensioners – male	22.0	22.0	22.0	22.0
Life expectancy at 65 for current pensioners – female	23.5	23.4	23.5	23.4
Life expectancy at 65, for future pensioners currently aged 45 – male	23.4	23.3	23.4	23.3
Life expectancy at 65, for future pensioners currently aged 45 – female	24.8	24.8	24.8	24.8

(1)
The weighted-average rates of increase in future compensation shown for other benefit plans do not include Canadian flexible post-retirement benefits plans established in fiscal 2005, as they are not impacted by future compensation increases.

g)	Sensitivity analysis
The sensitivity analysis represents the impact of a change in a single assumption with other assumptions left unchanged. For purposes of the sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation recognized in the statement of financial position.

	Pension plans		Other benefit plans
For the year ended October 31, 2024 ($ millions)	Benefit obligation	Benefit expense	Benefit obligation	Benefit expense
Impact of the following changes:
1% decrease in discount rate	$1,360	$98	$132	$6
0.25% increase in rate of increase in future compensation	72	3	–	–
1% increase in health care cost trend rate	n/a	n/a	99	12
1% decrease in health care cost trend rate	n/a	n/a	(82)	(10)
1 year increase in Canadian life expectancy	156	9	17	1
1 year increase in Mexican life expectancy	2	–	3	–
1 year increase in the United States life expectancy	2	–	3	–

h)	Assets
The Bank’s principal pension plans’ assets are generally invested with the long-term objective of maximizing overall expected returns, at an acceptable level of risk relative to the benefit obligation. A key factor in managing long-term investment risk is asset mix. Investing the pension assets across different asset classes and geographic regions helps to mitigate risk and to minimize the impact of declines in any single asset class, particular region or type of investment. Investment managers – including related-party managers – are typically hired and assigned specific mandates within each asset class.
Pension plan asset mix guidelines are set for the long term and are documented in each plan’s investment policy. Asset mix policy typically also reflects the nature of the plan’s benefit obligations. Legislation places certain restrictions on asset mix – for example, there are usually limits on concentration in any one investment. Other concentration and quality limits are also set forth in the investment policies. Derivatives cannot be used without specific authorization; currently, the main uses of derivatives are for duration management and currency hedging. Asset mix guidelines are reviewed at least once each year, and adjusted, where appropriate, based on market conditions and opportunities. However, large asset class shifts are not common, and typically reflect a change in the pension plan’s situation (e.g. plan amendments) and/or in the investment strategy. Actual asset mix is reviewed regularly and rebalancing back to target asset mix is considered – as needed – generally on a semi-annual basis. The Bank’s other benefit plans are generally not funded, with the exception of certain programs in Mexico.
The tables below show the weighted-average actual and target asset allocations for the Bank’s principal plans at October 31, by asset category.

	Pension plans		Other benefit plans
Asset category %	Actual 2024	Actual 2023	Actual 2024	Actual 2023
Cash and cash equivalents	2%	3%	–%	1%
Equity investments
Quoted in an active market	43%	39%	12%	34%
Non quoted	5%	5%	–%	–%
	48%	44%	12%	34%
Fixed income investments
Quoted in an active market	10%	5%	87%	61%
Non quoted	29%	35%	–%	–%
	39%	40%	87%	61%
Property
Quoted in an active market	–%	–%	1%	4%
Non quoted	1%	1%	–%	–%
	1%	1%	1%	4%
Other
Quoted in an active market	–%	–%	–%	–%
Non quoted	10%	12%	–%	–%
	10%	12%	–%	–%
Total	100%	100%	100%	100%

Target asset allocation at October 31, 2024 Asset category %	Pension plans	Other benefit plans
Cash and cash equivalents	–%	–%
Equity investments	41%	12%
Fixed income investments	44%	87%
Property	1%	1%
Other	14%	–%
Total	100%	100%